Consolidated Statements of Comprehensive Loss - CAD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [Abstract]
Revenue		$ 109,173
Cost of revenue		63,950
Gross profit		45,223
Operating expenses
Amortization	629	124,134	22,567
General and administrative expenses	132,870	2,373,251	1,205,835
Research and development expenses	486,809	4,430,386	2,778,295
Sales and marketing expenses	19,691	631,381	209,455
Stock-based compensation expense	354,015	889,511	1,461,189
Share-based payment expense		1,085,716	3,264,681
Operating expenses	(994,014)	(9,534,379)	(8,942,022)
Loss before other items	(994,014)	(9,489,156)	(8,942,022)
Other items
Accretion interest expense	92	69,562	25,908
Changes in fair value of warrant derivative		186,269
Finder's fee on convertible loan		258,542
Impairment of goodwill		1,342,794
Foreign exchange loss	1,727	20,049	5,417
Net and comprehensive loss	$ (995,833)	$ (11,366,372)	$ (8,973,347)
Loss per share - basic and fully diluted	$ (0.004)	$ (0.35)	$ (0.27)
Weighted average number of shares outstanding - basic and fully diluted	25,769,510	43,636,629	32,684,868